Note 9 - Derivative Liabilities (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Derivative Liabilities [Abstract]
Convertible debentures	$ 256,892
Common Stock Warrants	100,968
Derivative Liabilities	$ 357,860